SHARE-BASED COMPENSATION (Option Pricing Model Assumptions used to Estimate Fair Value of Options on Respective Grant Date) (Details) - Beijing Cyber Cloud Co., Ltd. ("Cyber Cloud") [Member] - Options granted under 2015 Stock Incentive Plan [Member]
12 Months Ended
Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility range	51.00%
Risk-free interest rate	1.87%
Expected life	10 years
Expected dividend yield